Variable Interest Entity (“VIE”) - Schedule of Reconciliation of Cash and Cash Equivalents (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Schedule of Reconciliation of Cash and Cash Equivalents [Line Items]
Total cash and cash equivalents	$ 198,360,543	¥ 1,351,013,825	¥ 1,313,976,706
Variable Interest Entity, Primary Beneficiary [Member]
Schedule of Reconciliation of Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	2,807,894	19,124,283	8,496,049
Total cash and cash equivalents	$ 2,807,894	¥ 19,124,283	¥ 8,496,049